As filed with the Securities and Exchange Commission on September 28, 2001

                                               Securities Act File No. 333-80993
                                        Investment Company Act File No. 811-9393
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   ----------

                                   FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                        Pre-Effective Amendment No.

                         Post-Effective Amendment No.13

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                Amendment No. 15

                        (Check appropriate box or boxes)


                          TRUST FOR INVESTMENT MANAGERS
               (Exact Name of Registrant as Specified in Charter)

                              2020 E. Financial Way
                                    Suite 100
                               Glendora, CA 91741
                    (Address of Principal Executive Offices)


                                 (626) 852-1033
              (Registrant's Telephone Number, including Area Code)


                              Michael Glazer, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                       Los Angeles, California 90071-2371
                     (Name and Address of Agent for Service)

                                   ----------

It is proposed that this filing will become effective (check appropriate box)


           [ ] Immediately upon filing pursuant to paragraph (b)
           [ ] On pursuant to paragraph (b)
           [X] 60 days after filing pursuant to paragraph (a)(1)
           [ ] On _________________ pursuant to paragraph (a)(1)
           [ ] 75 days after filing pursuant to paragraph (a)(2)
           [ ] On ___________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:


           [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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
PROSPECTUS SUBJECT TO COMPLETION, DATED JULY 16, 2001

FUND*X UPGRADER FUND
A SERIES OF TRUST FOR INVESTMENT MANAGERS


Fund*X Upgrader Fund is a mutual fund that seeks long-term capital growth. The Fund will pursue these objectives by investing exclusively in shares of other mutual funds. DAL Investment Company LLC is the investment advisor to the Fund.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


               The date of this Prospectus is ______________, 2001

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE.

                               TABLE OF CONTENTS


An Overview of the Fund: Risk/Return Summary ..............................    3
Performance ...............................................................    4
Fees and Expenses .........................................................    4
Investment Objective and Principal Investment Strategies ..................    6
Principal Risks of Investing in the Fund ..................................    8
Investment Advisor ........................................................   10
Shareholder Information ...................................................   11
Pricing of Fund Shares ....................................................   15
Dividends and Distributions ...............................................   15
Tax Consequences ..........................................................   15
Privacy Notice ............................................................   16

AN OVERVIEW OF THE FUND: RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT GOAL?

The Fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES?

The Fund seeks to achieve this objective by investing primarily in no-load and load-waived mutual funds that invest primarily in common stocks, sometimes referred to in this Prospectus as the "Underlying Funds." The Fund seeks to participate in the total stock market by investing in Underlying Funds that in turn invest in the stocks of large, medium and small capitalization domestic and international companies. Various Underlying Funds may emphasize either value or growth styles of investing or a combination. The Fund may also purchase shares of Underlying Funds that invest in fixed-income securities, including securities rated below investment grade, sometimes known as junk bonds.

In selecting investments for the Fund's portfolio, DAL Investment Company, LLC (the "Advisor") uses an "Upgrading" investment strategy. The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it determines to be the top performing funds within a given style and risk class, and staying with those funds as long as they continue providing superior results.

Because the Fund will bear its share of the fees and expenses of the Underlying Funds, you will pay higher expenses than would be the case if you made a direct investment in the Underlying Funds.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

     MARKET RISK - The value of the Fund's shares will go up and down based on the performance of the mutual funds it owns and other factors affecting the securities markets generally.

     PRICE VOLATILITY - The Underlying Funds invest primarily in COMMON STOCKS and the market for these securities can be volatile. The value of the Fund's shares may fluctuate significantly in the short term.

     MANAGEMENT RISK - The risk that investment strategies employed by the Advisor in selecting the Underlying Funds and those used by the Underlying Funds in selecting investments -- including the ability of the investment advisory organizations that manage the Underlying Funds to assess economic conditions and investment opportunities -- may not result in an increase in the value of your investment or in overall performance equal to other investments.

     FOREIGN SECURITIES RISK - Foreign investments by the Underlying Funds involve additional risks, including changing currency values, different political and regulatory environments and other overall economic factors in the countries where the Underlying Funds invest.

     SMALL COMPANY RISK - Securities of smaller companies, in which the Underlying Funds may invest, involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies.


     NON-DIVERSIFICATION RISK - Underlying Funds that are non-diversified may invest a larger percentage of their assets in individual companies than a mutual fund that is diversified. This may result in the Fund's share price being more volatile than if it did not invest in non-diversified Underlying Funds.


     CONCENTRATION RISK - To the extent Underlying Funds concentrate their investments in a particular industry sector, the Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

     INTEREST RATE AND CREDIT RISK - THESE RISKS APPLY TO THE EXTENT THE UNDERLYING FUNDS HOLD FIXED-INCOME SECURITIES. Interest rates may go up resulting in a decrease in the value of the securities held by the Underlying Funds. Longer maturities generally involve greater risk than shorter maturities. Issuers of fixed-income securities might be unable to make principal and interest payments when due. The value of fixed-income securities that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST IN THE FUND?

The Fund may be appropriate for long term investors who can accept the risks of investing in a portfolio that depends largely on the value of common stock holdings. The Fund may NOT be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

                                   PERFORMANCE

Because the Fund has been in operation for less than a full calendar year, its total return bar chart and performance table have not been included here.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases .....................    None
Maximum deferred sales charge (load) .................................    None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)

Management Fees ......................................................    1.00%
Distribution (12b-1) Fees ............................................    0.00%
Other Expenses .......................................................        %
                                                                         -----
Total Annual Fund Operating Expenses .................................        %
Fee Reduction and/or Expense Reimbursement ...........................   (   )%
                                                                         -----
Indirect Operating Expenses ..........................................        *
Net Expenses .........................................................    1.50%
                                                                         =====


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(1)  Other  Expenses are  estimated  for the first fiscal year of the Fund.  The
     Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed the net expense amount shown. The Advisor may be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time but the Advisor may not do so without the approval of the Trustees.
* To the extent that the Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that the Fund invests in other mutual funds, the Fund will incur higher expenses than indicated in this table.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested and the Fund's operating expenses remain the same. Due to the Advisor's contractual waiver arrangement, the expenses below have been calculated using net expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                       One Year          Three Years

                       $                   $
                        ------              ------

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks long-term capital growth.

The Fund pursues its objective by investing primarily in no-load and load-waived mutual funds, sometimes referred to in this Prospectus as the "Underlying Funds," specializing in common stocks. The Fund will invest primarily in other mutual funds that have an investment objective similar to the Fund's, or that otherwise are permitted investments under the Fund's investment policies described herein. Nevertheless, the mutual funds purchased by the Fund likely will have certain investment policies , and use certain investment practices that may be different from those of the Fund and not described herein. These other policies and practices may subject the other funds' assets to varying or greater degrees of risk.

At times the Fund may invest in total return funds or bond funds with varying maturities and credit qualities. Investment in such non stock-market correlated funds is intended to reduce the risk and potential volatility of the underlying stocks held by common stock funds which the Fund will hold, although there can be no assurance that bond fund holdings will be able to moderate risk in this manner.

The Advisor selects common stock mutual funds which the Advisor believes offer above-average prospects for capital growth. The Advisor believes that investing in other mutual funds will provide the Fund with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Fund could achieve by investing directly in individual portfolio securities. Furthermore, the Advisor believes that investing in other no-load mutual funds offers the most cost effective method of staying invested in the best performing areas of the market.

In the aggregate, the Underlying Funds will invest across the range of the total market, including stocks of companies with large, medium and small average capitalizations, and will at various times emphasize either value or growth styles of investing or a combination. The Advisor considers Underlying Funds whose holdings have an average market capitalization of over $7.5 billion to be large capitalization funds, $2.5 billion to $7.5 billion to be medium capitalization funds, and $2.5 billion or less to be small capitalization funds. Although not its primary investment focus, the Fund also may purchase shares of international and global Underlying Funds that invest in securities of companies located outside of the U.S, when their performance warrants.

In selecting investments for the Fund's portfolio, the Advisor employs an "Upgrading" investment strategy. The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it determines to be the current top performing funds within a given style and risk class. The Advisor's Upgrading investment strategy is a systematic method of following market leadership that has been developed and refined over the past 32 years. Upgrading is based upon the observation that few, if any, money managers consistently excel. The Advisor believes that every professional money manager has a particular style that works well in some, but not all market environments. Market leadership rotates between large-cap and small-cap stocks, growth and value styles of investing, international and domestic areas. Leadership changes because economic conditions change. But in the Adviser's view, most fund managers don't change their particular styles when the market leadership changes.

The Adviser's approach is to combine the talents and research of those it believes to be the country's leading money managers to seek superior returns. The Upgrading system is designed to be a logical system of investing with top Underlying Funds while they are performing well, and then moving to others when the Advisor believes the original choices are no longer the best. The Advisor believes this continuous process can provide an effective way to participate successfully in a broad range of opportunities as they develop. This strategy is possible only because of minimal, if any, transaction costs using no-load or load-waived funds.

The Advisor's Upgrading strategy has been featured in MONEY, BARRON'S FORBES, KIPLINGER'S PERSONAL FINANCE, FINANCIAL WORLD, and BOTTOM LINE PERSONAL.

The Advisor has observed a great diversity of performance returns, typically with only a small percentage of money managers ever invested in the right sectors of the equity market at the right time. Since market leadership is forever rotating, the Advisor moves incrementally toward the top ranked funds by progressively selling the lower ranked funds and reinvesting in the new leaders. In the Advisor's view, the no-load advantage, properly used, makes it possible to succeed with the best mutual funds while they are performance leaders.

The Advisor uses a proprietary system to classify funds according to risk based primarily on their historical downside records. The Advisor then scores and ranks the funds by a proprietary system based on one-month, three-month, six-month, and twelve-month total returns.. Risk categories include Class 1, Most Speculative; Class 2, Speculative; Class 3, Higher Quality Growth; and Class 4, Total Return funds. Since 1976, the Advisor has published a monthly newsletter, NoLoad Fund*X, providing performance data on over 700 funds, including Fund X Scores and Ranks. Although generally the Underlying Funds purchased for the FundX Upgrader Fund will also be highly ranked in NoLoad FundX, the Advisor may also invest in funds not included in the newsletter, such as institutional or other Funds not available to the general public but available to the Advisor

The Fund is designed for investors seeking capital growth who are willing to accept volatility similar to the broad U.S. stock market. The Advisor will generally invest in Class 3 higher quality growth funds, but may invest a portion of the Fund's portfolio in the other Classes when the Advisor either perceives greater potential returns by taking additional risk in Class 1 or 2 speculative funds, or believes the market dictates that the Fund should be more defensive and hold Class 4 total return funds.

Up to 25% of the Fund's assets may be invested in shares of a single Underlying Fund. The Fund may invest in Underlying Funds that are permitted to invest more than 25% of their assets in a single industry and may also invest in Underlying Funds that are themselves non-diversified.

The Fund will normally invest only in Underlying Funds that do not impose up-front sales loads, deferred sales loads or redemption fees. If the Fund invests in an Underlying Funds that normally charges a sales load, it will use available sales load waivers and quantity discounts to eliminate the sales load.

The Fund is independent from any of the Underlying Funds in which it invests and has little voice in or control over the investment practices, policies or decisions of those Underlying Funds. If the Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Underlying Fund, which may entail losses. An Underlying Fund may limit the Fund's ability to sell its shares of the Underlying Fund at certain times. In these cases, such investments will be considered illiquid and subject to the Fund's overall limit on illiquid securities. For example, no Underlying Fund is required to redeem any of its shares owned by the Fund in an amount exceeding 1% of the Underlying Fund's shares during any period of less than 30 days. As a result, to the extent that the Fund owns more than 1% of an Underlying Fund's shares, the Fund may not be able to liquidate those shares promptly in the event of adverse market conditions or other considerations. Also, the investment advisers of the Underlying Funds in which the Fund invests may simultaneously pursue inconsistent or contradictory courses of action. For example, one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by another Underlying Fund, with the result that the Fund would incur an indirect brokerage expense without any corresponding investment or economic benefit.

The Fund anticipates that its annual portfolio turnover rate will be approximately 150%. A high portfolio turnover rate (100% or more) may result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate may also lead to higher transaction costs, which could negatively affect the Fund's performance.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. Government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. This may result in the Fund not achieving its investment objective.

                     PRIMARY RISKS OF INVESTING IN THE FUND

As all investments in securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved.

MARKET RISK. The Fund's assets will be invested primarily in Underlying Funds that themselves invest primarily in equity securities. The value of your investment in the Fund depends on the value of the Underlying Funds it owns. In turn, the value of each of the Underlying Funds depends on the market value of the equity securities in which it has invested. Fluctuations in the value of equity securities will occur based on the earnings of the issuing company and on general industry and market conditions. Equity markets can be volatile.

SMALL COMPANY RISK. To the extent that an Underlying Fund invests in small cap companies, your investment in the Fund will also be subject to small company risk- the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments. Securities of small companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In addition, the performance of and Underlying Fund may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors, who may prefer to hold securities of large capitalization companies. The Advisor will attempt to hold small company funds only when small company stocks are outperforming large company stocks.


INTEREST AND CREDIT RISK. These risks apply to the extent that the Underlying Funds hold bonds and other fixed-income securities. Underlying Funds of this type invest a portion of their assets in bonds, notes and other fixed income and convertible securities, and preferred stock. Generally, the value of a fixed income portfolio will decrease when interest rates rise. Under these circumstances, an Underlying Fund's net asset value may also decrease. Also, fixed income securities with longer maturities generally involve greater risk than those with shorter maturities. In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed income securities and the market's perception of that issuer's ability to repay principal and interest when due can also affect the value of fixed income securities held by an Underlying Fund. The value of securities that are considered below investment grade, sometimes known as junk bonds, may be more volatile than the value of fixed income securities that carry ratings higher than "BB." For example, the market price of junk bonds may be more susceptible to real or perceived economic, interest rate or market changes, political changes or adverse developments specific to the issuer.


FOREIGN SECURITIES RISK. To the extent that one or more Underlying Funds invest in securities of foreign companies, your investment in the Fund is subject to foreign securities risks . These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

NON-DIVERSIFICATION RISK. Some of the Underlying Funds may be non-diversified under the Investment Company Act of l940. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of any issuer. This means that the of the Underlying Fund's shares may be volatile and fluctuate more than shares of a fund that invests in a broader range of issuers because the Underlying Fund is tied more closely to the adverse economic, political or regulatory developments affecting that issuer.

CONCENTRATION RISK. In the case of an Underlying Fund that concentrates in a particular industry or industry group, events may occur that impact that industry or industry group more significantly than the stock market as a whole. An investment in a non-diversified Underlying Fund can normally be expected to have greater fluctuations in value than an investment in an Underlying Fund that includes a broader range of investments.

DERIVATIVE RISK. Some Underlying Funds may use derivative instruments - so called because their value derives from the value of an underlying asset, currency or index. Investments in such Underlying Funds may involve the risk that the value of derivatives may rise of fall more rapidly than other investments, and the risk that an Underlying Fund may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.


LEVERAGE RISK. Some Underlying Funds may borrow money for leveraging. Interest expenses may exceed the income from the assets purchased with such borrowings. While the interest obligation resulting from a borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the net asset value per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.


                               INVESTMENT ADVISOR

DAL Investment Company LLC, the Fund's investment advisor, is located at 235 Montgomery Street, Suite 1049, San Francisco, CA 94104. The Advisor has been providing investment advisory services to individual and institutional investors since 1969. The Advisor pioneered the use of no-load mutual funds for managing large personal, corporate and retirement accounts. The Advisor presently has assets under management of approximately $500 million. The Advisor supervises the Fund's investment activities and determines which investments are purchased and sold by the Fund. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee which is calculated at the annual rate of 1.00% of the Fund's average daily net assets.

PORTFOLIO MANAGER

Ms. Janet Brown is responsible for the for the day-to-day management of the Fund. Janet Brown is President of DAL and publisher of NoLoadFund*X. Brown joined DAL in 1978, where she developed and quantified the Upgrading strategy. She has been researching mutual funds and implementing investment strategies for over twenty years. Prior to joining DAL, she worked with a major financial services company, where she specialized in mutual funds. Brown is regularly interviewed by the media on investment and mutual fund issues.

FUND EXPENSES

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that annual total Fund operating expenses will not exceed 1.50% of average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. Under the expense limitation agreement, the Advisor may be reimbursed for fees reduced or expenses paid during the Fund's first fiscal year in any of the five succeeding fiscal years, may be reimbursed for fees reduced or expenses paid during the Fund's second fiscal year in any of the four succeeding fiscal years, and may be reimbursed for fees reduced or expenses paid during any subsequent fiscal year over the following three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

You may open a Fund account with $10,000 and add to your account at any time with $500 or more. You may open a retirement plan account with $2,000 and add to your account at any time with $500 or more. After you have opened your Fund account, you also may make automatic subsequent monthly investments of $100 or more through the Automatic Investment Plan. The Fund may waive minimum investment requirements from time to time.

You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

BY CHECK

If you are making your first investment in the Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "Fund*X Upgrader Fund") to:

Fund*X Upgrader Fund
c/o Firstar Mutual Fund Services, LLC
P.O. Box ___
Milwaukee, WI 53201-____

If you wish to send your Application Form and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. In that case, you should use the following address:

Fund*X Upgrader Fund
c/o Firstar Mutual Fund Services, LLC
615 Michigan Street, 3rd Floor
Milwaukee, WI 53202-5201

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Fund*X Upgrader Fund" to the Fund in the envelope provided with your statement or to the P.O. Box above. You should write your account number on the check.

BY WIRE

If you are making your first investment in the Fund, before you wire funds you should call the Transfer Agent at (800) 558-9105 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

Firstar Bank, NA
ABA Routing #___________
For credit to Firstar Mutual Fund Services, LLC
DDA. #___________
For further credit to Fund*X Upgrader Fund
(shareholder name and account number)

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. IT IS ESSENTIAL THAT YOUR BANK INCLUDE COMPLETE INFORMATION ABOUT YOUR ACCOUNT IN ALL WIRE INSTRUCTIONS. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker or agent holds your shares in an omnibus account in the broker's or agent's name, and the broker or agent maintains your individual ownership records. The Fund may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker or its agent may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

The Fund offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an account by calling (800)_________. If you wish to open another type of retirement plan, please contact the Distributor.

HOW TO EXCHANGE SHARES

Should your investment needs change, you may exchange your Fund shares for shares of the Firstar Stellar Treasury Fund ("Firstar Fund"), a money market fund affiliated with the Fund's Custodian, Distributor and Administrator. Exchanges may be made in amounts of $____ or more.

You may exchange your shares by simply sending a written request to the Fund's Transfer Agent. You should give your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear on the account registration.

If your account has telephone privileges, your may also exchange Fund shares by calling the Transfer Agent at (800) 558-9105 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading. If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed under "How to Sell Shares."

This exchange privilege does not constitute an offering or recommendation on the part of the Fund or Advisor of an investment in the Firstar Fund. Prior to making such an exchange, you should obtain and carefully read the prospectus for the Firstar Fund. The Fund may modify the exchange privilege by giving 60 days' written notice to its shareholders.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open
for  business   either   directly  to  the  Fund  or  through  your   investment
representative.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

Fund*X Upgrader Fund
c/o Firstar Mutual Fund Services, LLC
P.O. Box _____
Milwaukee, WI 53201-____

If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 558-9105 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone transaction privileges after your account is opened by calling the Transfer Agent at (800) 558-9105 for instructions.

You may have difficulties in making a telephone transaction during periods of abnormal market activity. If this occurs, you may mail your transaction request in writing to the address noted above.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your first investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $5,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Fund takes any action.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. The Fund does not expect to do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests over $100,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

                             PRICING OF FUND SHARES

The price of the Fund's shares is based on the Fund's net asset value. It is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the number of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

                                TAX CONSEQUENCES

The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you sell or exchange your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                 PRIVACY NOTICE

The Fund, the Advisor and the Distributor collect non-public information about you from the following sources:

*    Information we receive about you on applications or other forms;
*    Information you give us orally; and
*    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

                              FUND*X UPGRADER FUND
            A SERIES OF TRUST FOR INVESTMENT MANAGERS (THE "TRUST")


For investors who want more information about the Fund, the following document is available free upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                        Firstar Mutual Fund Services, LLC
                                  P.O. Box ___
                            Milwaukee, WI 53201-____
                            Telephone: (800) 558-9105

You can review and copy information including the Fund's SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

* Free of charge from the Commission's EDGAR Database on the Commission's Internet website at http://www.sec.gov., or

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                                         (The Trust's SEC Investment Company Act
                                                       file number is 811-09393)

           STATEMENT OF ADDITIONAL INFORMATION SUBJECT TO COMPLETION,
                              DATED JULY 13, 2001


                       STATEMENT OF ADDITIONAL INFORMATION
                                 ________, 2001

                              FUND*X UPGRADER FUND,
                    A SERIES OF TRUST FOR INVESTMENT MANAGERS
                         235 MONTGOMERY STREET, STE. 662
                             SAN FRANCISCO, CA 94104
                                 (___) _________

This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated ________ 2001, as may be revised, of the Fund*X Upgrader Fund (the "Fund"), a series of Trust for Investment Managers (the "Trust"). DAL Investment Company, LLC (the "Advisor") is the advisor to the Fund. A copy of the Fund's Prospectus is available by calling number listed above.

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE.

                                TABLE OF CONTENTS

The Trust ................................................................  B-2
Investment Objective, Policies and Risks .................................  B-2
Investment Restrictions ..................................................  B-11
Distributions and Tax Information ........................................  B-12
Trustees and Executive Officers ..........................................  B-14
The Fund's Investment Advisor ............................................  B-16
The Fund's Administrator .................................................  B-16
The Fund's Distributor ...................................................  B-17
Portfolio Turnover .......................................................  B-17
Additional Purchase and Redemption Information ...........................  B-17
Determination of Share Price .............................................  B-19
Performance Information ..................................................  B-20
General Information ......................................................  B-21
Appendix A ...............................................................  B-23
Appendix B ...............................................................  B-25

                                   THE TRUST

Trust for Investment Managers is an open-end management investment company organized as a Delaware business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.

The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

The Fund has the investment objective of seeking long-term growth of capital. The Fund is diversified (see fundamental investment restriction 7 under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if the Fund purchases shares of an Underlying Fund and holds them for a period of time, the shares may become a larger percentage of the Fund's total assets due to movements in the financial markets. If the market affects several Underlying Funds held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer Underlying Funds. Then the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few Underlying Funds despite the Fund qualifying as a diversified fund under applicable federal laws.

The following information supplements the discussion of the Fund's investment objective and policies as set forth in its Prospectus. The Underlying Funds may use the techniques described below or other techniques not declared herein. There can be no guarantee that the Fund's objective will be attained.

LEVERAGE THROUGH BORROWING. The Underlying Funds may borrow money for leveraging or other purposes. Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations. Since substantially all of an Underlying Fund's assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Underlying Fund's agreement with its lender, the net asset value per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Underlying Fund did not borrow funds. Leveraging will also create interest expenses for an Underlying Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Underlying Fund will have to pay, such fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Underlying Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.

In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

FUND BORROWING. The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33-1/3% of the value of its total assets at the time of such borrowings. The Fund will not borrow for leveraging. When borrowing, the Fund will be subject to risks similar to those listed above in the section "Leveraging Through Borrowing."

WHEN-ISSUED SECURITIES. An Underlying Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund. To the extent that assets of the Underlying Fund are held in cash pending the settlement of a purchase of securities, the Underlying Fund would earn no income. At the time an Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that an Underlying Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. Underlying Funds normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces, but does not eliminate, leverage because the Underlying Fund will be able to make use of those segregated assets until settlement occurs.

CONVERTIBLE SECURITIES AND WARRANTS. An Underlying Fund may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock.

A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach the exercise price (in which event the Underlying Fund will not exercise the warrant and will lose its entire investment therein). .

PREFERRED STOCK. An Underlying Fund may invest in preferred stock. Preferred stock blends the characteristics of bonds and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

OPTIONS AND FUTURES. Underlying Funds may purchase and write call and put options on securities, securities indices, foreign currencies and may enter into futures contracts and use options on futures contracts with respect to such securities, indices and currencies. Underlying Funds may use these techniques to hedge against changes in securities prices, foreign currency exchange rates or as part of their overall investment strategy. Underlying Funds normally segregate liquid assets to cover obligations under options and futures contracts to reduce leveraging. Underlying Funds may also buy or sell interest rate futures contracts and options on interest rate futures contracts for the purpose of hedging against changes in the value of securities owned.

There are risks involved in the use of options and futures, including the risk that the prices of the hedging vehicles may not correlate perfectly with the securities held by the Underlying Funds. This may cause the futures or options to react differently from the Underlying Funds' securities to market changes. In addition, the investment advisers to the Underlying Funds could be incorrect in their expectations for the direction or extent of market movements. In these events, Underlying Funds could lose money on the options of futures contracts. It is also not certain that a secondary market for positions in options or futures contracts will exist at all times in which event the Underlying Fund will not be able to liquidate its positions without potentially incurring significant transactions costs.

FORWARD CURRENCY CONTRACTS. An Underlying Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

SWAP CONTRACTS

TYPES OF SWAPS. Swaps are a specific type of OTC derivative involving privately negotiated agreements with a trading counterparty. An Underlying Fund may use the following (i) long equity swap contracts: where the Underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) short equity swap contacts: where the Underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences: equity swaps that contain both a long and short equity component.

USES. An Underlying Fund may use swaps for (i) traditional hedging purposes - short equity swap contracts used to hedge against an equity risk already present in the Underlying Fund; (ii) anticipatory purchase hedging purposes - where an Underlying Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes - where an Underlying Fund expects significant demand for redemptions and; (iv) direct investment - where an Underlying Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; and (v) risk management - where an Underlying Fund uses equity swap contracts to adjust the weight of an Underlying Fund to a level the Underlying's Fund's investment advisor feels is the optimal exposure to individual markets, sectors and equities.

LIMITATIONS ON USE. There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of an Underlying Fund.

RISKS RELATED TO SWAPS. Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indices. An Underlying Fund can use swaps for many purposes, including hedging and investment gain. An Underlying Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets, and currencies without having to actually sell current assets and purchase different ones. The use of swaps involves risks different from, or greater than the risks associated with investing directly in securities and other more traditional investments.

Swaps are subject to a number of risks described elsewhere in this section, including management risk, liquidity risk and the credit risk of the counterparty to the swaps contract. Since their value is calculated and derived from the value of other assets instruments or references, there is greater risk that the swap contract will be improperly valued. Valuation, although based on current market pricing data, is typically done by the counterparty to the swap contract. Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track. Also suitable swaps transactions may not be available in all circumstances and there can be no assurance that an Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

CREDIT AND COUNTERPARTY RISK. If the counterparty to the swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, an Underlying Fund could lose money on its investment.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase to sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at the price at which it values them. An Underlying Fund is subject to liquidity risk, particularly with respect to the use of swaps.

MANAGEMENT RISK. As noted above, an Underlying Fund's investment advisor may also fail to use swaps effectively. For example, such investment advisor may choose to hedge or not to hedge at inopportune times. This will adversely affect an Underlying Fund's performance.

ILLIQUID SECURITIES. Typically, an Underlying Fund may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an Underlying Fund's decision to dispose of such securities and the time when the Underlying Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933 that have a readily available market usually are not deemed illiquid for purposes of this limitation by Underlying Funds. However, investing in Rule 144A securities could result in increasing the level of an Underlying Fund's illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

The Investment Company Act of 1940 provides that an Underlying Fund whose shares are purchased by the Fund is obliged to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund's outstanding securities during any period of less than 30 days. Thus, shares of an Underlying Fund held by the Fund in excess of 1% of the Underlying Fund's outstanding securities will be considered not readily marketable securities, that together with other such securities, may not exceed 15% of the Fund's net assets. However, because the Fund has elected to reserve the right to pay redemption requests by a distribution of securities from the Fund's portfolio, instead of in cash, these holdings may be treated as liquid. In some cases, an Underlying Fund may make payment of a redemption by the Fund by distributing securities from its portfolio instead of cash. Thus it is possible that the Fund could hold securities distributed by an Underlying Fund until such time as the Advisor determines it is appropriate to dispose of such securities. Disposing of such securities could cause the Fund to incur additional costs.

SECURITIES LENDING. An Underlying Fund may lend its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. Generally, borrowers must deliver to an Underlying Fund collateral equal in value to at least 100% of the loaned securities at all times during the loan, marked to market daily. During the loan period, the borrower pays the Underlying Fund interest on such securities, and the Underlying Fund may invest the cash collateral and earn additional income. Loans are usually subject to termination at the option of the Underlying Fund or the borrower at any time. Lending portfolio securities involves risk of delay in recovery of the loaned securities and in some cases the loss of rights in the collateral if the borrower fails.

SHORT SALES. An Underlying Fund may seek to hedge investments or realize additional gains through short sales. In a short sale, the Underlying Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, an Underlying Fund must borrow the security to make delivery to the buyer. The Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by an Underlying Fund. An Underlying Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security. An Underlying Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Typically an Underlying Fund will segregate liquid assets, which are marked to market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

DEPOSITARY RECEIPTS. An Underlying Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. The Underlying Funds may also hold American Depository Shares ("ADSs"), which are similar to ADRs. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. Depositary receipts may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. For purposes of the Fund's investment policies, investments in ADRs, ADSs, EDRs, GDRs and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

RISKS OF INVESTING IN FOREIGN SECURITIES. An Underlying Fund may invest directly in foreign securities. Investments in foreign securities involve certain inherent risks, including the following:

POLITICAL AND ECONOMIC FACTORS. Foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

CURRENCY FLUCTUATIONS. An Underlying Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Fund's assets denominated in that currency. Such changes will also affect the Underlying Fund's income. The value of the Underlying Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

EURO CONVERSION. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion, taking place over a several-year period, could have potential adverse effects on an Underlying Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Underlying Fund's operations.

MARKET CHARACTERISTICS. Many foreign securities in which an Underlying Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing, they usually have substantially less volume than U.S. markets, and the Underlying Fund's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Underlying Fund assets may be released prior to receipt of payment or securities, may expose the Underlying Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

TAXES. The interest and dividends payable on some of an Underlying Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Underlying Fund shareholders.

EMERGING MARKETS. Some of the securities in which an Underlying Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Underlying Fund's investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

CORPORATE DEBT SECURITIES. Underlying Funds may invest in debt securities, including debt securities rated below investment grade. Bonds rated below BBB by Standard & Poor's Rating Service ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's), commonly referred to "junk bonds," typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody's and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds. Lower rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Underlying Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after an Underlying Fund has acquired the security. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.

SHORT-TERM INVESTMENTS. The Fund and Underlying Funds may invest in any of the following securities and instruments:

MONEY MARKET MUTUAL FUNDS. The Fund and Underlying Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure. Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Fund and Underlying Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund and Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER AND SHORT-TERM NOTES. The Fund and Underlying Funds may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

REPURCHASE AGREEMENTS. The Fund and Underlying Funds may enter into repurchase agreements in order to earn income on available cash, or as a defensive investment in which the purchaser (E.G., the Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund or an Underlying Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund or Underlying Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit worthy registered securities dealers with all such transactions governed by procedures adopted by the Advisor. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.

If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund or an Underlying Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund or Underlying Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement. The Fund or an Underlying Fund's right to liquidate its collateral in the event of a default could involve certain costs, losses or delays. To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, the Fund or an Underlying Fund could suffer a loss.

                             INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. These investments restrictions do not impact the Underlying Funds. The Fund may not:

1. Make loans to others, except to the extent a repurchase agreement is deemed to be a loan.


2. (a) Borrow money. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.


   (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (This does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4.  Purchase or sell real estate, commodities or commodity contracts.


5. Invest more than 25% of its total assets in the securities of investment companies which themselves concentrate although the Fund will itself concentrate its investments in investment companies.

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

7. With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

1.  Invest in any issuer for purposes of exercising control or management.

2. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

3. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securites, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS. Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about
December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION. Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). It is the Fund's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

The Fund will not be subject to corporate income tax in the State of Delaware as long as its qualifies as regulated investment companies for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

George J. Rebhan (born 1934) Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Retired. Formerly President, Hotchkis and Wiley Funds. (mutual funds), 1985-93.

Ashley T. Rabun (born 1952) Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Founder and Chief Executive Officer, InvestorReach, Inc., (financial services marketing and distribution consulting). Formerly Partner and Director, Nicholas-Applegate Capital Management, 1992-96 (investment management).

James Clayburn LaForce (born 1927) Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.

Robert H. Wadsworth* (Born 1940) Trustee and President
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President, Robert H. Wadsworth & Associates, Inc. and Investment Company Administration, LLC; Vice President, Professionally Managed Portfolios and Advisors Series Trust; President, Guiness Flight Investment Funds, Inc.; Director, Germany Fund, Inc., New Germany Fund, Inc., Central European Equity Fund, Inc. and Deutsche Funds, Inc.

Thomas W. Marschel* (Born 1970) Treasurer
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Vice President, Investment Company Administration, LLC; Vice President, Advisors Series Trust; Assistant Vice President, Investment Company Administration, LLC from October 1995 to January 2000.

Connie Hart* (born 1939) Secretary
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Employed by Investment Company Administration, LLC (since May 2001); Secretary, Advisors Series Trust; formerly Corporate Paralegal, Viasoft, Inc. from February 1996 to August 2000; Corporate Paralegal, Allen Systems Group, Inc. from September 2000 to January 2001.

----------
*    Indicates an "interested person" of the Trust as defined in the 1940 Act.

Set forth below is the rate of compensation received by the following Trustees from all portfolios of the Trust during the calendar year ended December 31, 2000. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $5,000, which is paid quarterly. The
Trustees also receive a fee of $1,250 for each Board meeting they attend in person. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the portfolios of the Trust.

Name of Trustee                     Total Annual Compensation
---------------                     -------------------------
George J. Rebhan                             $7,500
Ashley T. Rabun                              $7,500
James Clayburn LaForce                       $7,500

                          THE FUNDS INVESTMENT ADVISOR

As stated in the Prospectus, investment advisory services are provided to the Fund by DAL Investment Company LLC, the Advisor, pursuant to an Investment Advisory Agreement. (the "Advisory Agreement"). As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%.

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act. The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

                             THE FUNDS ADMINISTRATOR

Investment Company Administration, LLC (the "Administrator") acts as administrator for the Fund. The Administrator is a division of Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of US Bancorp. FMFS provides one or more of its core administration, transfer agency, fund accounting, distribution and custodial services to over 250 mutual fund complexes comprised of 800 fund portfolios with an aggregate market value of approximately $130 billion. The
Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the Administrator on 60 days' written notice (as defined in the 1940 Act). The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

For its services, the Administrator receives a monthly fee from the Fund at the following annual rate, subject to a $30,000 minimum fee:

Fund Asset Level                            Fee Rate
----------------                            --------
First $50 million                           0.20% of average daily net assets
Next $50 million                            0.15% of average daily net assets
Next $50 million                            0.10% of average daily net assets
Next $50 million, and thereafter            0.05% of average daily net assets


                             THE FUND'S DISTRIBUTOR

Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. After its initial two year term, the Distribution Agreement between the Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act. The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.


                               PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of transactions which may result in the realization of capital gains.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES. The public offering price of Fund shares is the net asset value. The Fund receives the entire purchase price. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

HOW TO SELL SHARES. You can sell your Fund shares any day the NYSE is open for regular trading. The Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

DELIVERY OF REDEMPTION PROCEEDS. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

TELEPHONE REDEMPTIONS. Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND. The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

AUTOMATIC INVESTMENT PLAN. As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                             PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                        n
                                  P(1+T)  = ERV

Where:  P   =  a hypothetical initial purchase order of $1,000
        T   =  average annual total return
        n   =  number of years
        ERV =  ending redeemable value of the hypothetical $1,000 purchase at the end of the period

Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper, Inc. or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD and BARRON'S.

                               GENERAL INFORMATION

Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

Firstar Institutional Custody Services, located at 425 Walnut St., Cincinnati, Ohio 45201 acts as Custodian of the securities and other assets of the Fund. Firstar Mutual Fund Services, LLC, P.O. Box ___, Milwaukee, WI 53201-____, acts as the Fund's transfer and shareholder service agent. The Custodian, Transfer Agent, Administrator and Distributor are affiliated companies. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds.

Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103, are the independent auditors for the Fund.

Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, CA 90071, are legal counsel to the Fund.

The Trust was organized as a Delaware business trust on April 27, 1999. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $0.01 par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

In order to rely on Section 12(d)(3)(F) of the 1940 Act, the Fund may either seek the instructions of the Fund's shareholders when voting proxies with respect to the Underlying Funds (and follow those instructions), or simply vote the fund's shares of the Underling Funds in proportion to the way all of the other shareholders of the Underlying Funds vote. The Fund intends to do the latter, except in unusual circumstances at the discretion of the Fund's management, because of the expense involved in seeking the instructions of the Fund's shareholders.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

                                   APPENDIX A
                             CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                          TRUST FOR INVESTMENT MANAGERS
                                     PART C

ITEM 23.  EXHIBITS.

     (1)  Agreement and Declaration of Trust (1)
     (2)  By-Laws (1)
     (3)  Not applicable
     (4)  Form of Investment Advisory Agreement (5)
     (5)  Form of Distribution Agreement (2)
     (6)  Not applicable
     (7)  Form of Custodian Agreement (2)
     (8)  (a) Form of Administration Agreement (2)
          (b) Form of Fund Accounting Service Agreement (5)
          (c) Form of Transfer Agency and Service Agreement (5)
          (d) Form of Operating Expense Limitation Agreement (5)
     (9)  Form of Opinion of Counsel (5)
     (10) Not applicable
     (11) Not applicable
     (12) Not applicable
     (13) Not applicable
     (14) Not applicable
     (15) Rule 18f-3 Plan (3)
     (16) (a) Code of Ethics-Trust for Investment Managers (4)
          (b) Code of Ethics-Quasar Distributors, LLC

----------
(1) Incorporated by reference from Registrant's initial Registration Statement on Form N-1A (File No. 333-80993) filed on June 18, 1999.
(2) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-80993) filed on September 17, 1999.
(3) Incorporated by reference from Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-80993) filed on January 27, 2000.
(4) Incorporated by reference from Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-80993) filed on July 14, 2000.
(5) Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 333-80993) filed on July 16, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION

     Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b)  A written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV, as amended, File No. 801-31565.


ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as principal underwriter for the following investment companies:

     Firstar Funds
     Cullen Funds Trust
     Country Growth Fund, Inc.
     Country Asset Allocation Fund, Inc.
     Country Tax Example Bond Fund, Inc.
     Country Taxable Fixed Income Series, Inc.
     Country Money Market Fund
     Country Long-Term Bond Fund
     Country Short-Term Government Bond Fund
     Kit Cole Investment Trust
     The Hennesy Mutual Funds
     The Hennessy Funds
     Jefferson Fund Group Trust
     Everest Funds
     Brandywine Advisors Fund
     Light Revolution Fund
     IPS Funds
     Glen Rauch Funds
     The Arbitrage Funds
     The Jensen Portfolio
     The Lindner Funds
     Thompson Plumb Funds
     AHA Investment Funds Inc.
     Westler Trust
     Mutuals.com
     Advisors Series Trust
     Professionally Managed Portfolios
     PIC Investment Trust

     Gilford Securities, 850 Third Avenue, New York, NY 10022, an affiliate of Oakwood Capital Management LLC, acts as Distributor of the Gilford Oakwood Equity Fund. The President and Chief Financial Officer of Gilford Securities is Ralph Worthington IV. Gilford Securites does not act as principal underwriter for any other investment companies.

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

                                 Position and Offices             Position and
      Name and Principal         with Principal                   Offices with
      Business Address*          Underwriter                      Registrant
      -----------------          -----------                      ----------
      James R. Schoenike         President, Board Member              None
      Donna J. Berth             Treasurer                            None
      James J. Barresi           Secretary                            None
      Joe Redwine                Board Member                         None
      Bob Kern                   Board Member                         None
      Paul Rock                  Board Member                         None
      Jennie Carlson             Board Member                         None

----------
* The address of each of the foregoing is 615 East Michigan Street, Milwaukee, WI 53202.


     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii), (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by the Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2020 E. Financial Way, Suite 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

     The registrant undertakes:

     (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Phoenix in the State of Arizona on September 26, 2001.


                                   TRUST FOR INVESTMENT MANAGERS

                                   By /s/Robert H. Wadsworth
                                      -------------------------------------
                                      Robert H. Wadsworth
                                      President

Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Robert H. Wadsworth               Trustee                 September 26, 2001
----------------------------
Robert H. Wadsworth


/s/ Thomas W. Marschel                Principal               September 26, 2001
----------------------------          Financial
Thomas W. Marschel                    Officer


George J. Rebhan*                     Trustee                 September 26, 2001
----------------------------
George T. Rebhan


Ashley T. Rabun*                      Trustee                 September 26, 2001
----------------------------
Ashley T. Rabun


James Clayburn Laforce*               Trustee                 September 26, 2001
----------------------------
James Clayburn LaForce


* By: /s/Robert H. Wadsworth
      ----------------------
      Robert H. Wadsworth, Attorney-in-Fact under powers of
      attorney as filed with Post-Effective Amendment No. 1 to the Registration Statement filed on October 13, 1999

                                    EXHIBITS

Exhibit No.                         Description
-----------                         -----------

99B.16.B                   Code of Ethics - Quasar Distributors, LLC